Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs
The components of net periodic postretirement cost related to retirement benefits other than pensions were as follows:

(In millions)	UMWA Plans			Black Lung and Other Plans			Total
Years Ended December 31,	2016	2015	2014	2016	2015	2014	2016	2015	2014

Service cost	$—	—	—	$—	0.2	0.1	$—	0.2	0.1
Interest cost on APBO	18.9	17.1	17.9	2.7	2.8	2.3	21.6	19.9	20.2
Return on assets – expected	(17.5)	(20.6)	(22.2)	—	—	—	(17.5)	(20.6)	(22.2)
Amortization of losses	18.0	15.5	12.3	2.5	3.1	0.6	20.5	18.6	12.9
Amortization of prior service cost (credit)	(4.6)	(4.6)	(4.6)	1.7	1.8	1.7	(2.9)	(2.8)	(2.9)
Curtailment (gain)	—	—	—	—	(0.1)	—	—	(0.1)	—
Net periodic postretirement cost	$14.8	7.4	3.4	$6.9	7.8	4.7	$21.7	15.2	8.1

Components of Net Periodic Pension Cost

(In millions)	U.S. Plans			Non-U.S. Plans			Total
Years Ended December 31,	2016	2015	2014	2016	2015	2014	2016	2015	2014

Service cost	$—	—	—	$10.5	10.4	12.5	$10.5	10.4	12.5
Interest cost on projected benefit obligation	37.1	36.0	45.3	11.5	11.2	18.4	48.6	47.2	63.7
Return on assets – expected	(54.6)	(54.6)	(63.9)	(9.5)	(9.5)	(14.4)	(64.1)	(64.1)	(78.3)
Amortization of losses	24.9	31.2	28.2	5.1	5.0	2.3	30.0	36.2	30.5
Amortization of prior service cost	—	—	—	1.0	0.9	1.0	1.0	0.9	1.0
Settlement loss (a)	—	—	56.1	3.1	5.7	6.3	3.1	5.7	62.4
Net periodic pension cost	$7.4	12.6	65.7	$21.7	23.7	26.1	$29.1	36.3	91.8

Included in:
Continuing operations	$7.4	12.6	65.7	$21.7	22.6	24.4	$29.1	35.2	90.1
Discontinued operations	—	—	—	—	1.1	1.7	—	1.1	1.7
Net periodic pension cost	$7.4	12.6	65.7	$21.7	23.7	26.1	$29.1	36.3	91.8

(a)
Settlement losses recognized in the U.S. in 2014 relate to a lump-sum buy-out of 4,300 participants. Settlement losses outside the U.S. relate primarily to terminated employees that participate in a Mexican severance indemnity program that is accounted for as a defined benefit plan.

Schedule of Obligations and Funded Status
Changes in the accumulated postretirement benefit obligation (“APBO’) and plan assets related to retirement healthcare benefits are as follows:

(In millions)	UMWA Plans		Black Lung and Other Plans		Total
Years Ended December 31,	2016	2015	2016	2015	2016	2015

APBO at beginning of year	$433.1	461.8	59.8	66.2	492.9	528.0
Service cost	—	—	—	0.2	—	0.2
Interest cost	18.9	17.1	2.7	2.8	21.6	19.9
Plan amendments	—	—	—	(0.7)	—	(0.7)
Curtailment	—	—	—	(0.5)	—	(0.5)
Benefits paid	(31.7)	(36.0)	(8.3)	(6.3)	(40.0)	(42.3)
Actuarial (gains) losses, net	23.9	(9.8)	11.2	0.4	35.1	(9.4)
Foreign currency exchange effects	—	—	0.7	(2.3)	0.7	(2.3)
APBO at end of year	$444.2	433.1	66.1	59.8	510.3	492.9

Fair value of plan assets at beginning of year	$227.4	264.6	—	—	227.4	264.6
Return on assets – actual	22.2	(0.9)	—	—	22.2	(0.9)
Employer contributions	(0.3)	(0.3)	8.3	6.3	8.0	6.0
Benefits paid	(31.7)	(36.0)	(8.3)	(6.3)	(40.0)	(42.3)
Fair value of plan assets at end of year	$217.6	227.4	—	—	217.6	227.4

Funded status	$(226.6)	(205.7)	(66.1)	(59.8)	(292.7)	(265.5)

Included in:
Current, included in accrued liabilities	$—	—	6.6	6.3	6.6	6.3
Noncurrent	226.6	205.7	59.5	53.5	286.1	259.2
Retirement benefits other than pension liability	$226.6	205.7	66.1	59.8	292.7	265.5
Changes in the projected benefit obligation (“PBO”) and plan assets for our pension plans are as follows:

(In millions)	U.S. Plans		Non-U.S. Plans		Total
Years Ended December 31,	2016	2015	2016	2015	2016	2015

Benefit obligation at beginning of year	$844.8	904.1	262.8	283.1	1,107.6	1,187.2
Service cost	—	—	10.5	10.4	10.5	10.4
Interest cost	37.1	36.0	11.5	11.2	48.6	47.2
Participant contributions	—	—	0.2	0.4	0.2	0.4
Plan amendments	—	—	(0.2)	2.4	(0.2)	2.4
Plan combinations	—	—	0.4	1.2	0.4	1.2
Settlements	—	—	(9.3)	—	(9.3)	—
Benefits paid	(47.8)	(51.0)	(12.7)	(19.5)	(60.5)	(70.5)
Actuarial (gains) losses	11.8	(44.3)	17.7	14.8	29.5	(29.5)
Foreign currency exchange effects	—	—	(13.6)	(41.2)	(13.6)	(41.2)
Benefit obligation at end of year	$845.9	844.8	267.3	262.8	1,113.2	1,107.6

Fair value of plan assets at beginning of year	$721.4	786.3	164.8	179.3	886.2	965.6
Return on assets – actual	54.3	(14.2)	18.2	4.3	72.5	(9.9)
Participant contributions	—	—	0.2	0.4	0.2	0.4
Plan combinations	—	—	0.4	1.2	0.4	1.2
Employer contributions	0.6	0.3	14.9	24.1	15.5	24.4
Settlements	—	—	(9.3)	—	(9.3)	—
Benefits paid	(47.8)	(51.0)	(12.7)	(19.5)	(60.5)	(70.5)
Foreign currency exchange effects	—	—	(3.1)	(25.0)	(3.1)	(25.0)
Fair value of plan assets at end of year	$728.5	721.4	173.4	164.8	901.9	886.2

Funded status	$(117.4)	(123.4)	(93.9)	(98.0)	(211.3)	(221.4)

Included in:
Current liability, included in accrued liabilities	$0.9	0.6	1.6	1.4	2.5	2.0
Noncurrent liability	116.5	122.8	92.3	96.6	208.8	219.4
Net pension liability	$117.4	123.4	93.9	98.0	211.3	221.4

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) of our retirement benefit plans other than pensions are as follows:

(In millions)	UMWA Plans		Black Lung and Other Plans		Total
Years Ended December 31,	2016	2015	2016	2015	2016	2015

Benefit plan net experience gain (loss) recognized in accumulated other comprehensive income (loss):
Beginning of year	$(261.8)	(265.6)	(25.8)	(29.0)	(287.6)	(294.6)
Net experience gains (losses) arising during the year	(19.2)	(11.7)	(11.2)	0.1	(30.4)	(11.6)
Reclassification adjustment for amortization of prior experience losses included in net income (loss)	18.0	15.5	2.5	3.1	20.5	18.6
Foreign currency exchange effects		—	2.3	—	2.3	—
End of year	$(263.0)	(261.8)	(32.2)	(25.8)	(295.2)	(287.6)

Benefit plan prior service (cost) credit recognized in accumulated other comprehensive income (loss):
Beginning of year	$46.5	51.1	(3.5)	(6.0)	43.0	45.1
Prior service credit from plan amendments during the year	—	—	—	0.7	—	0.7
Reclassification adjustment for amortization or curtailment of prior service cost included in net income (loss)	(4.6)	(4.6)	1.7	1.8	(2.9)	(2.8)
Foreign currency exchange effects	—	—	(0.3)	—	(0.3)	—
End of year	$41.9	46.5	(2.1)	(3.5)	39.8	43.0
Other Changes in Plan Assets and Benefit Recognized in Other Comprehensive Income (Loss)

(In millions)	U.S. Plans		Non-U.S. Plans		Total
Years Ended December 31,	2016	2015	2016	2015	2016	2015

Benefit plan net experience losses recognized in accumulated other comprehensive income (loss):
Beginning of year	$(333.7)	(340.4)	(95.0)	(85.7)	(428.7)	(426.1)
Net experience gains (losses) arising during the year	(12.1)	(24.5)	(9.0)	(20.0)	(21.1)	(44.5)
Reclassification adjustment for amortization of prior experience losses included in net income (loss)	24.9	31.2	8.2	10.7	33.1	41.9
Foreign currency exchange effects	—	—	12.9	—	12.9	—
End of year	$(320.9)	(333.7)	(82.9)	(95.0)	(403.8)	(428.7)

Benefit plan prior service cost recognized in accumulated other comprehensive income (loss):
Beginning of year	$—	—	(10.8)	(9.3)	(10.8)	(9.3)
Prior service credit (cost) from plan amendments during the year	—	—	0.2	(2.4)	0.2	(2.4)
Reclassification adjustment for amortization of prior service cost included in net income (loss)	—	—	1.0	0.9	1.0	0.9
Foreign currency exchange effects	—	—	0.4	—	0.4	—
End of year	$—	—	(9.2)	(10.8)	(9.2)	(10.8)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

(In millions)	U.S. Plans		Non-U.S. Plans		Total
December 31,	2016	2015	2016	2015	2016	2015

Information for pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$728.5	721.4	41.3	47.7	769.8	769.1
Accumulated benefit obligation	845.9	844.8	107.3	111.9	953.2	956.7
Projected benefit obligation	845.9	844.8	127.9	135.2	973.8	980.0

Schedule of Assumptions Used
The APBO for each of the plans was determined using the unit credit method and assumed rates as follows:

	2016	2015	2014

Weighted-average discount rate:
Postretirement cost:
UMWA plans	4.4%	4.0%	4.7%
Black lung	4.2%	3.7%	4.4%
Weighted-average	4.4%	4.1%	4.7%
Benefit obligation at year end:
UMWA plans	4.1%	4.4%	4.0%
Black lung	3.9%	4.2%	3.7%
Weighted-average	4.2%	4.4%	4.1%
Expected return on assets	8.25%	8.25%	8.25%
The weighted-average assumptions used in determining the net pension cost and benefit obligations for our pension plans were as follows:

	U.S. Plans			Non-U.S. Plans(b)
	2016	2015	2014	2016	2015	2014

Discount rate:
Pension cost	4.5%	4.1%	5.0%	5.1%	5.1%	6.3%
Benefit obligation at year end	4.3%	4.5%	4.1%	3.7%	5.1%	5.1%

Expected return on assets – pension cost	7.50%	7.50%	8.00%	5.65%	5.58%	5.83%

Average rate of increase in salaries(a):
Pension cost	N/A	N/A	N/A	3.8%	3.9%	3.9%
Benefit obligation at year end	N/A	N/A	N/A	2.7%	3.8%	3.9%

(a)
Salary scale assumptions are determined through historical experience and vary by age and industry.  The U.S. plan benefits are frozen.  Pension benefits will not increase due to future salary increases.

(b)	The discount and salary increase rates of our Venezuela benefit plan are not adjusted for inflation. See the separate section below for more details.

Schedule of Expected Benefit Payments
Projected benefit payments of the plans in the next 10 years using assumptions in effect at December 31, 2016, are as follows:

(In millions)	U.S. Plans	Non-U.S. Plans(a)	Total

2017	$50.8	9.8	60.6
2018	50.9	9.9	60.8
2019	51.8	10.5	62.3
2020	51.5	12.3	63.8
2021	51.4	12.4	63.8
2022 through 2026	257.6	75.9	333.5

(a)	Excludes projected benefit payments related to our Venezuela benefit plan, which are presented in the separate section below.
Projected benefit payments of our Venezuela benefit plan in the next 10 years using assumptions in effect at December 31, 2016, are as follows:

(In millions)	Venezuela

2017	0.9
2018	2.4
2019	6.9
2020	17.4
2021	43.5
2022 through 2026	4,327.8
Projected benefit payments of the plans in the next 10 years using assumptions in effect at December 31, 2016, are as follows:

(In millions)	UMWA Plans	Black Lung and Other Plans	Total

2017	$31.9	6.6	38.5
2018	31.9	6.2	38.1
2019	31.7	5.8	37.5
2020	32.7	5.4	38.1
2021	31.9	5.0	36.9
2022 through 2026	141.9	20.4	162.3

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
The table below shows the estimated effects of a one percentage-point change in the assumed healthcare cost trend rates for each future year.

	Effect of Change in Assumed Healthcare Trend Rates
(In millions)	Increase 1%	Decrease 1%

Higher (lower):
Service and interest cost in 2017	$2.2	(1.9)
APBO at December 31, 2017	53.5	(45.6)

Schedule of Allocation of Plan Assets

	December 31, 2016			December 31, 2015
(In millions, except for percentages)	Total Fair Value	% Actual Allocation	% Target Allocation	Total Fair Value	% Actual Allocation	% Target Allocation
Non-U.S. Pension Plans
Cash and cash equivalents	$0.9	—	—	0.8	—	—
Equity securities:
U.S. equity funds(a)	25.5			24.5
Canadian equity funds(a)	33.9			28.6
European equity funds(a)	4.5			9.5
Asia Pacific equity funds(a)	—			1.8
Emerging markets(a)	4.6			4.5
Other non-U.S. equity funds(a)	22.7			17.2
Total equity securities	91.2	53	53	86.1	52	60
Fixed-income securities:
Global credit(b)	—			0.4
European fixed-income funds(c)	14.1			13.0
High-yield(d)	1.2			1.2
Emerging markets(e)	1.4			1.2
Long-duration(f)	63.1			60.8
Total fixed-income securities	79.8	46	46	76.6	47	38
Other types of investments:
Other	1.5			1.3
Total other types of investments	1.5	1	1	1.3	1	2
Total	$173.4	100	100	164.8	100	100

(a)
These categories are comprised of equity index actively and passively managed funds that track various indices such as S&P 500 Composite Total Return Index, Russell 1000 and 2000 Indices, MSCI Europe Ex-UK Index, S&P/TSX Total Return Index, MSCI EAFE Index and others.  Some of these funds use a dynamic asset allocation investment strategy seeking to generate total return over time by selecting investments from among a broad range of asset classes, investing primarily through the use of derivatives.

(b)	This category represents investment-grade fixed income debt securities of European issuers from diverse industries.

(c)
This category is primarily designed to generate income and exhibit volatility similar to that of the Sterling denominated bond market.  This category primarily invests in investment grade or better securities.

(d)	This category consists of global high-yield bonds. This category invests in lower rated and unrated fixed income, floating rate and other debt securities issued by European and American companies.

(e)	This category consists of a diversified portfolio of debt securities issued by governments, financial institutions, companies or other entities domiciled in emerging market countries.

(f)
This category is designed to achieve a return consistent with holding longer term debt instruments.  This category invests in interest rate and inflation derivatives, government-issued bonds, real-return bonds, and futures contracts.

		December 31, 2016			December 31, 2015
(In millions, except for percentages)	Fair Value Level	Total Fair Value	% Actual Allocation	% Target Allocation	Total Fair Value	% Actual Allocation	% Target Allocation

U.S. Pension Plans
Cash, cash equivalents and receivables		$4.0	—	—	4.2	1	—
Equity securities:
U.S. large-cap(a)	1	94.1	13	14	80.1	11	12
U.S. small/mid-cap(a)	1	40.6	6	6	30.0	4	5
International(a)	1	80.1	11	12	66.1	9	10
Emerging markets(b)	1	9.9	1	2	8.6	1	2
Dynamic asset allocation(c)	1	26.6	4	4	23.9	4	4
U.S. managed volatility equities(n)	1	—	—	—	—	—	5
Fixed-income securities:
Long duration - mutual fund(d)	1	282.6	48	48	290.0	50	48
Long duration - Treasury strips(d)	2	65.3			71.7
High yield(e)	1	10.5	1	2	9.0	1	2
Emerging markets(f)	1	9.7	1	2	9.0	1	2
Other types of investments:
Hedge fund of funds(g) (m)		—	—	—	36.6	5	—
Core property(h) (m)		56.9	8	5	51.5	7	5
Structured credit(i) (m)		48.2	7	5	40.7	6	5
Total		$728.5	100	100	721.4	100	100

UMWA Plans
Cash, cash equivalents and receivables		$—	—	—	1.6	1	—
Equity securities:
U.S. large-cap(a)	1	45.5	21	22	47.5	21	22
U.S. small/mid-cap(a)	1	19.9	9	10	20.2	9	10
International(a)	1	40.1	19	19	40.5	18	19
Emerging markets(b)	1	8.2	4	4	9.0	4	4
Dynamic asset allocation(c)	1	14.9	7	7	15.9	7	7
Fixed-income securities:
High yield(e)	1	4.4	2	2	6.9	3	2
Emerging markets(f)	1	8.1	4	4	9.0	4	4
Multi asset real return(j)	1	10.6	5	5	14.7	6	5
Other types of investments:
Hedge fund of funds(g) (m)		—	—	—	6.4	3	—
Core property(h) (m)		24.9	11	10	32.9	14	10
Structured credit(i) (m)		16.1	7	5	13.6	6	5
Global private equity(k) (m)		8.6	4	7	3.2	1	7
Energy debt(l) (m)		16.3	7	5	6.0	3	5
Total		$217.6	100	100	227.4	100	100

(a)
These categories include passively managed U.S. large-cap mutual funds and actively managed U.S. small/mid-cap and international mutual funds that track various indices such as the S&P 500 Index, the Russell 2500 Index and the MSCI All Country World Ex-U.S. Index.

(b)
This category represents an actively managed mutual fund that invests primarily in equity securities of emerging market issuers.  Emerging market countries are those countries that are characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development or included in an emerging markets index by a recognized index provider.

(c)
This category represents an actively managed mutual fund that seeks to generate total return over time by selecting investments from among a broad range of asset classes.  The fund’s allocations among asset classes may be adjusted over short periods and can vary from multiple to a single asset class.

(d)
This category represents actively managed mutual funds that seek to duplicate the risk and return characteristics of a long-term fixed-income security portfolio with approximate duration of 10 years and longer by using a long duration bond portfolio.  This category also includes Treasury future contracts and zero-coupon securities created by the U.S. Treasury.

(e)
This category represents an actively managed mutual fund that invests primarily in fixed-income securities rated below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero-coupon obligations. The fund’s average weighted maturity may vary and will generally not exceed ten years.

(f)
This category represents an actively managed mutual fund that invests primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.

(g)
This category represents an actively managed hedge fund of funds.  The fund holds approximately 30 separate hedge-fund investments.  Strategies included (1) long-short equity, (2) event-driven and distressed-debt, (3) global macro, (4) credit hedging, (5) multi-strategy, and (6) fixed-income arbitrage.  Its investment objective is to seek to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle.

(h)
This category represents an actively managed real estate fund of funds that seeks both current income and long-term capital appreciation through investing in underlying funds that acquire, manage, and dispose of commercial real estate properties.  These properties are high-quality, low-leveraged, income-generating office, industrial, retail, and multi-family properties, generally fully-leased to creditworthy companies and governmental entities.

(i)	This category invests primarily in a diversified portfolio comprised primarily of collateralized loan obligations and other structured credit investments backed primarily by bank loans.

(j)
This category represents an actively managed mutual fund that invests primarily in fixed income and equity securities and commodity linked instruments. The category seeks total returns that exceed the rate of inflation over a full market cycle regardless of market conditions.

(k)
This category will offer exposure to a diversified pool of global private assets fund investments.  Further, the category will seek to shorten the duration of the typical private assets fund of funds through a dedicated focus on secondary strategies (i.e. funds whose investment strategy is to purchase interests in other private market investments/funds as a way to provide the original investors liquidity prior to the end of those investments’/funds’ contracted end date), income-producing investment strategies (e.g. debt, real estate, and to a lesser extent, real assets), and underlying funds whose stated life is five to seven years, as opposed to the more typical 10-year life of private assets funds.

(l)
This category invests in credit securities of commodity oriented companies affected by the dislocation in the commodity markets with the investment objective of producing an equity like return with less downside risk than equity or commodity investments.

(m)
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets.

(n)
The U.S. managed volatility fund seeks capital appreciation with lower volatility than the broad U.S. equity market. The Fund will typically invest in equity securities of U.S. companies of all capitalization ranges that exhibit low relative volatility. Over the long term, the Fund is expected to achieve a return similar to that of the Russell 3000 Index with a lower level of volatility.

Schedule of Changes of Level 3 Plan Assets
Non-U.S. Plans - Fair Value Measurements

(In millions)	December 31, 2016	December 31, 2015

Quoted prices in active markets for identical assets (Level 1)	$156.0	149.1
Net asset value per share practical expedient(a)	17.4	15.7
Total fair value	$173.4	164.8

(a)
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets.

Schedule of Costs of Retirement Plans	Our matching contribution expense is as follows:

(In millions)
Years Ended December 31,	2016	2015	2014

U.S. 401(K)	$3.4	3.6	2.2
Other plans	4.5	0.3	2.3
Total	$7.9	3.9	4.5